Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 13, 2021
Registrant Name	dei_EntityRegistrantName	SYNTAX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001580843
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2021
Prospectus Date	rr_ProspectusDate	Aug. 16, 2021
Syntax Stratified Europe and Asia Developed Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Syntax Stratified Europe and Asia Developed Markets ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified Europe and Asia Developed Markets (“SEADM”) ETF (the “Fund”) seeks to provide investment results that, before expenses, correlate to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified Europe and Asia Developed Markets Index (“SEADM Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 16, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to correlate its performance to the SEADM Index. Under normal conditions, the Fund employs a representative sampling indexing strategy to manage the Fund, which means that the Fund typically invests in a representative sample of securities that collectively have an investment profile similar to that of an applicable index. The Fund may or may not hold all of the securities of the Index. Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and depositary receipts of issuers of all capitalization sizes from both the Europe and Asia developed markets universe. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The SEADM Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified-Weight™ version, as described below, of the broad-based MSCI EAFE® Index. The MSCI EAFE® Index is an equity index which captures large and mid cap representation across 21 developed market countries, excluding the U.S. and Canada, covering approximately 85% of the free float-adjusted market capitalization in each developed market country. As the SEADM Index is designed to hold the same constituents as the MSCI EAFE® Index, the constituents in the SEADM Index represent the same 21 developed market countries in Europe and Asia as designated within the MSCI EAFE® Index. The country classification of each security included in the MSCI EAFE® Index is determined by the country of incorporation of the issuing company and the primary listing of the company’s securities. As of June 30, 2021, the SEADM Index consisted of securities from the following European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (UK), and the following Asian or Asia-Pacific countries: Australia, Hong Kong, Japan, New Zealand and Singapore. In particular, the SEADM Index is expected to have significant exposure to issuers in Japan.

Syntax’s Stratified-Weight™ is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. The Index is rebalanced and reconstituted quarterly on the third Friday of each quarter-ending month and will typically include approximately 875 to 900 constituents allocated across eight Related Business Risk groups (industry sectors): consumer, energy, financials, food, healthcare, industrials, information, and information tools. Due to the distribution of Related Business Risks identified within in the SEADM Index company universe, the financials industry sector is expected to have a substantially higher relative allocation within this index relative to that of the remaining industry sectors. Further description of the typical characteristics and risks corresponding to these Related Business Risk groups is provided in the Additional Strategies Information and Additional Risk Information sections, respectively. The market capitalization of companies in the SEADM Index as of June 30, 2021 was between $3.3 billion and $395.2 billion. Vantage Consulting Group (the “Sub-Adviser”) provides sub-advisory services to the Fund.

Syntax’s Stratified Weight™ methodology is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar Related Business Risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. Compared to capitalization-weighted indices, the Stratified Weight™ approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in capital appreciation among all sectors during a market rally; capture a fuller range of market opportunities. The Fund’s investments will be concentrated in certain securities from time-to-time to the extent the Index is so concentrated. The Fund, at the Adviser’s discretion, may from time-to-time own up to 20% of its total assets in securities that are not included in the Index. In addition, the Fund may hold Index securities that are not in a stratified weight exposure if the Adviser deems it in the best interest of the Fund, but may not hold more than 20% of its total assets in non-Index securities.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the methodology of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: The onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

CURRENCY RISK: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

SMALL AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

FINANCIALS SECTOR RISK: The Fund may have significant exposure to the financials sector due to the larger relative allocation to this Related Business Risk group within the SEADM Index. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, currency volatility, excessive leverage, and decreased market liquidity. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Downturns in the financials sector may negatively impact the availability of financing for other companies whose constituents are in the Fund and for governmental entities, which may exacerbate economic downturns and further negatively impact Fund performance. The weight of the Financials sector in the underlying Index may be greater than that allocated to any other sector at any given time, which may magnify the negative effect of financial downturns on Fund performance. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

NON-U.S. SECURITIES RISK: Investing in foreign companies, including direct investments and investments through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INDEX-RELATED RISK: There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective The Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an alternative strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (as defined in the Creation and Redemptions section of this Prospectus) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon taking an exit in a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

AUTHORIZED PARTICIPANT CONCENTRATION RISK: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

INDEX MANAGEMENT RISK: The Fund’s dependence on the Index identifying, grouping, and diversifying the constituents of the MSCI EAFE® Index across Related Business Risks, which reflects the Stratified approach, may prove to be incorrect and may not produce the desired results.

NATIONAL CLOSED MARKET TRADING RISK: To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

RISK OF INVESTING IN DEVELOPED COUNTRIES: The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Economic and securities market growth in many developed countries over the previous decade was stimulated by quantitative easing and other governmental policies; as central banks or other governmental authorities reduce or eliminate such measures, Fund performance could suffer. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. A natural disaster or public health emergency could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

ASIAN ISSUER RISK: Because the Fund is expected to concentrate its investments in securities of Asian issuers, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Some developed market Asian economies are characterized by political and social instability. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

RISK OF INVESTING IN JAPAN: The Fund may have significant exposure to securities of issuers in Japan due to the corresponding allocation to such issuers within the SEADM Index. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the early 1990’s, Japan’s economic growth rate and stock market performance have generally remained low relative to other advanced economies, and they may remain low in the future. Japan’s heavy debt burden, low interest rates, and demographic imbalances pose significant challenges to growth. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund. Japan’s relations with its neighbors have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

EUROPEAN ISSUER RISK: Because the Fund is expected to concentrate its investments in securities of European issuers, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the European Union (Brexit) became effective January 1, 2021, with the end of the Brexit transition period and the post-Brexit trade deal between the UK and the European Union taking effect on December 31, 2020. The impact of any partial or complete dissolution of the European Union on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Syntax Stratified Europe and Asia Developed Markets ETF | Syntax Stratified Europe and Asia Developed Markets ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEAD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Syntax Stratified 1000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED 1000 ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified 1000 ETF (the “Fund”) seeks to provide investment results that, before expenses, correlate to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified 1000 Index (the “Syntax 1000 Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 16, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to correlate its performance to the Syntax 1000 Index. Under normal conditions, the Fund employs a representative sampling indexing strategy to manage the Fund, which means that the Fund typically invests in a representative sample of securities that collectively have an investment profile similar to that of an applicable index. The Fund may or may not hold all of the securities of the Index. Under normal market conditions, the Fund invests substantially all, and at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Syntax 1000 Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified WeightTM version, as described below, of the broad-based Russell 1000® Index and holds the same constituents as the Russell 1000® Index. The Russell 1000® Index represents the top 1000 companies by market capitalization in the United States and comprises about 92% of the total market cap of all listed stocks in the U.S. equity market.

Syntax’s “Stratified Weight” is the weighting method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification. The Index rebalances quarterly on the third Friday of each quarter ending month, with reconstitution occurring annually on the fourth Friday of each June and will typically include approximately 1000 components allocated across eight Related Business Risk groups (industry sectors): consumer, energy, financials, food, healthcare, industrials, information, and information tools. Further description of the typical characteristics and risks corresponding to these Related Business Risk groups is provided in the Additional Strategies Information and Additional Risk Information sections, respectively. The market capitalization of companies in the Russell 1000® Index as of June 30, 2021 was between $730 million and $2.29 trillion. Vantage Consulting Group (the “Sub-Adviser”) provides sub-advisory services to the Fund.

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. The Fund’s investments will be concentrated in certain securities from time-to-time to the extent the Index is so concentrated. The Fund, at the Adviser’s discretion, may from time-to-time own up to 20% of its total assets in securities that are not included in the Index. In addition, the Fund may hold Index securities that are not in a stratified weight exposure if the Adviser deems it in the best interest of the Fund, but may not hold more than 20% of its total assets in non-Index securities.

Please see the Additional Strategies Information section of the Fund’s Prospectus for more information on the methodology of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: The onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MID-CAPITALIZATION SECURITIES RISK: Investing in securities of mid-sized companies may involve greater volatility than investing in larger and more established companies because mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

INDEX-RELATED RISK: There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. The Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an alternative strategy.

NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon taking an exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

AUTHORIZED PARTICIPANT CONCENTRATION RISK: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

INDEX MANAGEMENT RISK: The Fund’s dependence on the Index identifying, grouping, and diversifying the constituents of the Russell 1000 Index across Related Business Risks, which reflects the Stratified approach, may prove to be incorrect and may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Syntax Stratified 1000 ETF | Syntax Stratified 1000 ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SONE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 129

[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least August 16, 2022, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.45%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.
[3]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[4]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least August 16, 2022, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this Prospectus without the approval of the Board of Trustees.